							  File Number: 33-84546
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933

                                                               February 23, 2018


                        PIONEER HIGH YIELD VCT PORTFOLIO


                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2017


PORTFOLIO SUMMARY
Effective March 30, 2018, the following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Andrew Feltus, Managing Director and
                       Co-Director of High Yield of Amundi Pioneer
                       (portfolio manager of the portfolio since 2007);
                       and Matthew Shulkin, Vice President of Amundi
                       Pioneer (portfolio manager of the portfolio
                       since 2017)

MANAGEMENT
Effective March 30, 2018, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the portfolio is the responsibility of Andrew Feltus and Matthew Shulkin. Mr. Feltus and Mr. Shulkin are supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Amundi Pioneer's affiliates. Mr. Feltus, Managing Director and Co-Director of High Yield, joined Amundi Pioneer in 1994 and has served as a portfolio manager of the portfolio since 2007. Mr. Shulkin, a Vice President, joined Amundi Pioneer in 2013 as a member of the U.S. fixed income team and has twenty years of investment experience. Prior to joining Amundi Pioneer, Mr. Shulkin spent five years at MAST Capital Management as an analyst focusing on the paper and forest products, packaging and homebuilding sectors. Previously, Mr. Shulkin was a credit analyst at Tisbury Capital and a member of the high yield team at Putnam Investments. Mr. Shulkin has served as a portfolio manager of the portfolio since 2017.


































                                                                   30811-00-0218
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                               February 23, 2018


                        PIONEER HIGH YIELD VCT PORTFOLIO


             SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED MAY 1, 2017


PORTFOLIO SUMMARY
Effective March 30, 2018, the following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Andrew Feltus, Managing Director and
                       Co-Director of High Yield of Amundi Pioneer
                       (portfolio manager of the portfolio since 2007); and
                       Matthew Shulkin, Vice President of Amundi
                       Pioneer (portfolio manager of the portfolio since
                           2017)

                                                                   30810-00-0218
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC